LAND USE RIGHT	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

11.         LAND USE RIGHT

The following is a summary of land use right, less amortization:

	December 31,	December 31,
	2011	2010
Land use right	$995,933	$947,540
Less: Amortization	(110,240)	(75,216)
Land use right, net	$885,693	$872,324

Amortization expense charged to operations was $30,406 and $10,191 for the years ended December 31, 2011 and 2010, respectively.